Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash on hand	¥ 678,309	¥ 588,493
Total balance of cash and cash equivalents and restricted cash	129,710,877	184,237,431
Chinese Mainland [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	128,038,240	178,390,137
Chinese Mainland [Member] | RMB [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	38,284,253	50,460,661
Chinese Mainland [Member] | USD [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	89,753,987	127,929,476
HKSAR [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	994,328	5,258,801
HKSAR [Member] | RMB [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	969	29
HKSAR [Member] | USD [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	335,147	4,422,880
HKSAR [Member] | HKD [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	658,212	835,892
Cayman Island [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Total cash balances	¥ 129,032,568	¥ 183,648,938